united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

THE PACIFIC FINANCIAL GROUP

SEMI-ANNUAL REPORT

October 31, 2021

Distributed by Northern Lights Distributors, LLC FINRA Member

Semi-Annual Report

888-451-TPFG | TPFG.com

PFG Active Core Bond Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Active Core Bond Strategy Fund
Class R	0.00%	0.60%	3.48%	1.95%
Bloomberg Barclays U.S. Aggregate Bond Index***	1.06%	(0.48)%	5.63%	3.73%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.61% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	99.3%
Money Market Fund	0.8%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG American Funds® Conservative Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG American Funds® Conservative Income Strategy Fund
Class R	1.15%	6.16%	4.68%
Morningstar Conservative Target Risk Index (Total Return)***	1.86%	6.94%	8.05%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.32% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	68.9%
Open End Funds - Mixed Allocation	20.5%
Open End Funds - Equity	10.5%
Money Market Fund	0.4%
Other Assets Less Liabilities - Net	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG American Funds® Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG American Funds® Growth Strategy Fund
Class R	8.70%	38.38%	35.95%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	35.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.3%
Money Market Fund	0.9%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG Balanced Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Balanced Strategy Fund
Class R	5.36%	26.90%	9.27%	6.40%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	4.69%	29.94%	14.85%	10.74%
Morningstar Moderate Target Risk Index (Total Return)****	3.85%	21.98%	12.76%	9.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.45% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	69.1%
Exchange Traded Funds - Fixed Income	30.6%
Money Market Fund	0.6%
Other Assets Less Liabilities - Net	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG BNY Mellon Diversifier Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG BNY Mellon Diversifier Strategy Fund
Class R	2.13%	9.31%	6.17%	3.32%
Bloomberg Barclays U.S. Aggregate Bond Index***	1.06%	(0.48)%	5.63%	3.73%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.71% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	51.3%
Open End Funds - Alternative	37.3%
Open End Funds - Equity	11.0%
Money Market Fund	0.6%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG BR Equity ESG Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG BR Equity ESG Strategy Fund
Class R	6.71%	35.65%	31.97%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	35.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.26% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.8%
Money Market Fund	0.4%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG Equity Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Equity Strategy Fund
Class R	7.19%	37.47%	13.09%	9.91%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	16.11%	11.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.37% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.8%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Class R	6.37%	36.47%	33.29%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	35.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.08% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.2%
Money Market Fund	1.0%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Class R	9.71%	41.86%	30.48%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	35.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.46% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	70.0%
Exchange Traded Funds - Equity	29.5%
Money Market Fund	0.7%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG Global Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Global Strategy Fund
Class R	3.98%	30.74%	11.73%	5.83%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	16.11%	11.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.41% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.6%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG JP Morgan Tactical® Aggressive Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG JP Morgan Tactical® Aggressive Strategy Fund
Class R	4.39%	36.90%	13.89%	9.55%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	16.11%	11.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.48% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	60.8%
Exchange Traded Funds - Equity	38.8%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG JP Morgan® Tactical Moderate Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG JP Morgan® Tactical Moderate Strategy Fund
Class R	2.56%	22.58%	9.78%	6.38%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	4.69%	29.94%	14.85%	10.73%
Morningstar Moderate Target Risk Index (Total Return)****	3.85%	21.98%	12.76%	9.43%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.51% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	34.7%
Open End Funds - Equity	31.2%
Open End Funds - Fixed Income	30.4%
Open End Funds - Alternative	3.3%
Money Market Fund	0.6%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG Meeder Tactical Strategy Fund

Portfolio Review (Unaudited)

October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Meeder Tactical Strategy Fund
Class R	3.88%	22.41%	7.31%	4.70%
Morningstar Moderate Target Risk Index (Total Return)***	3.85%	21.98%	12.76%	9.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.06% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Mixed Allocation	61.7%
Open End Funds - Equity	27.9%
Open End Funds - Alternative	10.1%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG MFS® Aggressive Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG MFS® Aggressive Growth Strategy Fund
Class R	7.18%	35.02%	15.85%	11.35%
Morningstar Aggressive Target Risk Index (Total Return)***	5.44%	36.48%	16.11%	11.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.62% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	84.9%
Exchange Traded Funds - Equity	9.8%
Exchange Traded Funds - Commodity	5.0%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG Tactical Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Tactical Income Strategy Fund
Class R	2.85%	15.75%	12.28%
Morningstar Moderately Conservative Target Risk Index (Total Return)***	2.99%	14.38%	14.97%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.68% for Class R shares per the August 28, 2021 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	49.2%
Open End Funds - Equity	27.9%
Money Market Fund	19.3%
Exchange Traded Funds - Equity	10.6%
Exchange Traded Funds - Fixed Income	8.1%
Open End Funds - Mixed Allocation	3.6%
Other Assets Less Liabilities - Net	(18.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2021.

PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME - 99.3%
741,638	PIMCO Dynamic Bond Fund, Institutional Class	$7,898,448
772,401	PIMCO Emerging Markets Bond Fund, Institutional Class	8,002,073
3,974,755	PIMCO Income Fund, Institutional Class	47,498,324
733,071	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,873,186
1,171,615	PIMCO Investment Grade Credit Bond Fund, Institutional Class	12,676,873
1,459,718	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	15,896,324
5,650,366	PIMCO Total Return Fund, Institutional Class	58,255,276
	TOTAL OPEN END FUNDS (Cost $157,574,550)	158,100,504

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
1,196,879	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,196,879)(a)	1,196,879

	TOTAL INVESTMENTS - 100.1% (Cost $158,771,429)	$159,297,383
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(128,527)
	NET ASSETS - 100.0%	$159,168,856

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS ® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 10.5%
432,150	American Mutual Fund, Class R-6	$22,830,511

	FIXED INCOME - 68.9%
3,189,952	American Funds - Bond Fund of America (The), Class R-6	42,968,658
1,867,018	American Funds Strategic Bond Fund, Class R-6	21,209,324
3,112,624	American Intermediate Bond Fund of America, Class R-6	42,860,834
4,325,815	American Short Term Bond Fund of America, Class R-6	43,214,890
		150,253,706
	MIXED ALLOCATION - 20.5%
668,963	American Balanced Fund, Class R-6	22,463,784
848,018	The Income Fund of America, Class R-6	22,218,071
		44,681,855

	TOTAL OPEN END FUNDS (Cost $212,945,611)	217,766,072

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
988,421	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $988,421)(a)	988,421

	TOTAL INVESTMENTS - 100.3% (Cost $213,934,032)	$218,754,493
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(729,995)
	NET ASSETS - 100.0%	$218,024,498

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	EQUITY - 99.3%
3,644,167	AMCAP Fund, Class R-6	$172,915,730
2,651,850	American - The Growth Fund of America, Class R-6	218,804,153
1,263,735	American Funds - New Economy Fund (The), Class R-6	86,464,717
2,151,304	American Funds Fundamental Investors, Class R-6	171,501,961
1,215,028	American New Perspective Fund, Class R-6	87,226,871
1,347,933	Smallcap World Fund, Inc., Class R-6	127,298,806
	TOTAL OPEN END FUNDS (Cost $669,742,709)	864,212,238

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
8,018,159	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $8,018,159)(a)	8,018,159

	TOTAL INVESTMENTS - 100.2% (Cost $677,760,868)	$872,230,397
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,886,424)
	NET ASSETS - 100.0%	$870,343,973

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 69.1%
38,534	iShares Core S&P 500 ETF	$17,763,789
112,573	iShares Core S&P Small-Cap ETF	12,727,503
155,118	iShares Morningstar Mid-Cap ETF	10,955,984
135,447	iShares S&P 500 Growth ETF	10,922,446
237,304	SPDR Portfolio S&P 500 Value ETF	9,679,630
25,138	SPDR S&P 500 ETF Trust	11,544,627
42,079	Vanguard S&P 500 ETF	17,764,071
127,011	Vanguard Total Stock Market ETF	30,090,176
		121,448,226
	FIXED INCOME - 30.6%
243,318	iShares Core U.S. Aggregate Bond ETF	27,893,976
303,940	Vanguard Total Bond Market ETF	25,950,397
		53,844,373

	TOTAL EXCHANGE-TRADED FUNDS (Cost $162,002,360)	175,292,599

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
1,100,947	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,100,947)(a)	1,100,947

	TOTAL INVESTMENTS - 100.3% (Cost $163,103,307)	$176,393,546
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(517,183)
	NET ASSETS - 100.0%	$175,876,363

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	ALTERNATIVE - 37.3%
3,541,052	BNY Mellon Global Real Return Fund, Class I(a)	$62,534,977

	EQUITY - 11.0%
955,333	BNY Mellon Global Real Estate Securities Fund, Class I(a)	10,212,512
189,995	BNY Mellon Natural Resources Fund, Class I(a)	8,285,678
		18,498,190
	FIXED INCOME - 51.3%
5,723,129	BNY Mellon Core Plus Fund, Class I(a)	62,382,109
2,044,835	BNY Mellon Floating Rate Income Fund, Class I(a)	23,454,262
		85,836,371

	TOTAL OPEN END FUNDS (Cost $160,703,747)	166,869,538

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
957,674	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $957,674)(b)	957,674

	TOTAL INVESTMENTS - 100.2% (Cost $161,661,421)	$167,827,212
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(379,897)
	NET ASSETS - 100.0%	$167,447,315

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
211,272	iShares ESG Advanced MSCI EAFE ETF(a)	$14,770,026
806,159	iShares ESG Advanced MSCI USA ETF(a)	31,045,183
352,088	iShares ESG Aware MSCI USA ETF	37,110,074
485,914	iShares ESG Aware MSCI USA Small-Cap ETF	19,800,996
151,768	iShares Inc iShares ESG Aware MSCI EM ETF	6,354,526
147,898	iShares Trust - iShares MSCI KLD 400 Social ETF	13,448,365
272,967	iShares Trust iShares ESG Aware MSCI EAFE ETF	22,096,679
	TOTAL EXCHANGE-TRADED FUNDS (Cost $121,393,131)	144,625,849

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
534,527	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $534,527)(b)	534,527

	TOTAL INVESTMENTS - 100.2% (Cost $121,927,658)	$145,160,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(251,818)
	NET ASSETS - 100.0%	$144,908,558

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG BR Equity ESG Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
68,728	iShares Core S&P 500 ETF	$31,682,921
214,293	iShares Core S&P Small-Cap ETF	24,227,967
305,219	iShares Morningstar Mid-Cap ETF	21,557,618
150,057	iShares S&P 500 Growth ETF	12,100,596
573,734	SPDR Portfolio S&P 500 Value ETF	23,402,610
60,585	SPDR S&P 500 ETF Trust	27,823,661
157,217	Vanguard Russell 1000 Growth ETF	12,042,822
56,315	Vanguard S&P 500 ETF	23,773,941
83,614	Vanguard Total Stock Market ETF	19,808,993
	TOTAL EXCHANGE-TRADED FUNDS (Cost $172,071,474)	196,421,129

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
911,180	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $911,180)(a)	911,180

	TOTAL INVESTMENTS - 100.3% (Cost $172,982,654)	$197,332,309
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(509,129)
	NET ASSETS - 100.0%	$196,823,180

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.2%
	EQUITY - 99.2%
555,550	Fidelity 500 Index Fund, Institutional Premium Class	$88,832,396
2,803,695	Fidelity Global ex US Index Fund, Institutional Premium Class	44,270,352
274,615	Fidelity Mid Cap Index Fund, Institutional Premium Class	9,015,599
257,796	Fidelity Small Cap Index Fund, Institutional Premium Class	7,525,065
	TOTAL OPEN END FUNDS (Cost $101,217,351)	149,643,412

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
1,446,636	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,446,636)(a)	1,446,636

	TOTAL INVESTMENTS - 100.2% (Cost $102,663,987)	$151,090,048
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(335,489)
	NET ASSETS - 100.0%	$150,754,559

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 29.5%
	EQUITY - 29.5%
343,351	Fidelity MSCI Industrials Index ETF	$19,066,281
182,824	Fidelity MSCI Materials Index ETF	8,682,312
179,199	Fidelity MSCI Real Estate Index ETF	5,832,927
155,087	Industrial Select Sector SPDR Fund	16,205,041
37,376	Vanguard Industrials ETF	7,499,494
	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,081,693)	57,286,055

	OPEN END FUNDS — 70.0%
	EQUITY - 70.0%
222,284	Fidelity Advisor Consumer Discretionary Fund, Class Z	11,685,461
449,739	Fidelity Advisor Health Care Fund, Class Z	35,529,403
300,866	Fidelity Advisor Industrials Fund, Class Z	15,317,109
132,143	Fidelity Advisor Semiconductors Fund, Class I	7,188,567
196,953	Fidelity Advisor Technology Fund, Class Z	23,620,574
2,012,811	Fidelity Select Semiconductors Portfolio	42,490,448
	TOTAL OPEN END FUNDS (Cost $111,460,814)	135,831,562

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
1,402,934	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,402,934)(a)	1,402,934

	TOTAL INVESTMENTS - 100.2% (Cost $161,945,441)	$194,520,551
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(360,642)
	NET ASSETS - 100.0%	$194,159,909

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG GLOBAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
31,811	iShares Core MSCI Emerging Markets ETF	$1,985,961
4,932	iShares Core S&P 500 ETF	2,273,603
11,903	iShares Core S&P Small-Cap ETF	1,345,753
19,005	iShares Morningstar Mid-Cap ETF	1,342,323
95,462	iShares MSCI EAFE ETF	7,683,736
15,721	iShares S&P 500 Growth ETF	1,267,741
35,634	SPDR Portfolio S&P 500 Value ETF	1,453,511
6,467	SPDR S&P 500 ETF Trust	2,969,970
9,101	Vanguard Total Stock Market ETF	2,156,118
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,787,317)	22,478,716

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
118,924	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $118,924)(a)	118,924

	TOTAL INVESTMENTS - 100.1% (Cost $20,906,241)	$22,597,640
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,715)
	NET ASSETS - 100.0%	$22,585,925

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG JP MORGAN ® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.8%
	EQUITY - 38.8%
321,936	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$18,366,578
139,939	JPMorgan Diversified Return International Equity ETF	8,547,474
191,222	JPMorgan Diversified Return US Equity ETF	19,401,384
46,428	JPMorgan Diversified Return US Mid Cap Equity ETF	4,285,304
37,398	JPMorgan Diversified Return US Small Cap Equity ETF	1,691,841
111,962	JPMorgan US Momentum Factor ETF	5,338,348
240,046	JPMorgan US Value Factor ETF	8,900,906
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,761,310)	66,531,835

	OPEN END FUNDS — 60.8%
	EQUITY - 60.8%
304,115	JPMorgan Equity Index Fund, Class R6(b)	21,321,501
351,217	JPMorgan Europe Dynamic Fund, Class R6(b)	11,175,717
305,380	JPMorgan International Focus Fund, Class R6(b)	8,550,652
791,212	JPMorgan International Research Enhanced Equity, Class R6(b)	16,813,249
233,016	JPMorgan Large Cap Growth Fund, Class R6(b)	17,033,457
1,248,012	JPMorgan Large Cap Value Fund, Class R6(b)	25,022,632
104,539	JPMorgan Realty Income Fund, Class R6(b)	1,780,296
31,133	Undiscovered Managers Behavioral Value Fund, Class R6(b)	2,628,871
	TOTAL OPEN END FUNDS (Cost $84,477,604)	104,326,375

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
836,672	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $836,672)(c)	836,672

	TOTAL INVESTMENTS - 100.1% (Cost $141,075,586)	$171,694,882
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(200,685)
	NET ASSETS - 100.0%	$171,494,197

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan ® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.7%
	EQUITY - 34.7%
218,808	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$12,483,083
187,550	JPMorgan Diversified Return International Equity ETF	11,455,554
113,212	JPMorgan Diversified Return US Equity ETF	11,486,490
57,470	JPMorgan Diversified Return US Mid Cap Equity ETF	5,304,481
40,036	JPMorgan Diversified Return US Small Cap Equity ETF	1,811,181
151,113	JPMorgan US Momentum Factor ETF	7,205,068
312,043	JPMorgan US Value Factor ETF	11,570,554
	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,360,360)	61,316,411

	OPEN END FUNDS — 64.9%
	ALTERNATIVE - 3.3%
214,625	JPMorgan Hedged Equity Fund, Class R6(b)	5,736,920

	EQUITY - 31.2%
204,459	JPMorgan Equity Index Fund, Class R6(b)	14,334,587
307,985	JPMorgan Europe Dynamic Fund, Class R6(b)	9,800,091
315,988	JPMorgan International Focus Fund, Class R6(b)	8,847,664
61,178	JPMorgan Large Cap Growth Fund, Class R6(b)	4,472,114
589,638	JPMorgan Large Cap Value Fund, Class R6(b)	11,822,248
110,232	JPMorgan Realty Income Fund, Class R6(b)	1,877,257
48,076	Undiscovered Managers Behavioral Value Fund, Class R6(b)	4,059,563
		55,213,524
	FIXED INCOME - 30.4%
2,474,096	JPMorgan Core Bond Fund, Class R6(b)	29,565,451
829,576	JPMorgan Core Plus Bond Fund, Class R6(b)	7,076,279
356,009	JPMorgan High Yield Fund, Class R6(b)	2,588,186
1,542,872	JPMorgan Income Fund, Class R6(b)	14,580,145
		53,810,061
	TOTAL OPEN END FUNDS (Cost $106,092,355)	114,760,505

See accompanying notes to financial statements.

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
1,026,331	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,026,331)(c)	$1,026,331

	TOTAL INVESTMENTS - 100.2% (Cost $155,479,046)	$177,103,247
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(250,985)
	NET ASSETS - 100.0%	$176,852,262

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan ® Tactical Moderate Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 10.1%
741,042	Meeder Spectrum Fund, Institutional Class(a)	$10,826,623

	EQUITY - 27.9%
1,031,955	Meeder Moderate Allocation Fund, Institutional Class(a)	13,786,919
1,654,371	Meeder Muirfield Fund, Institutional Class	16,179,752
		29,966,671
	MIXED ALLOCATION - 61.7%
3,732,426	Meeder Balanced Fund, Institutional Class(a)	53,858,901
501,468	Meeder Conservative Allocation Fund, Institutional Class(a)	12,566,800
		66,425,701

	TOTAL OPEN END FUNDS (Cost $87,373,828)	107,218,995

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
592,975	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $592,975)(b)	592,975

	TOTAL INVESTMENTS - 100.2% (Cost $87,966,803)	$107,811,970
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(234,889)
	NET ASSETS - 100.0%	$107,577,081

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.8%
	COMMODITY - 5.0%
229,003	iShares GSCI Commodity Dynamic	$8,578,452

	EQUITY - 9.8%
78,318	Schwab International Small-Cap Equity ETF	3,363,758
115,912	SPDR Portfolio Emerging Markets ETF	4,998,126
14,240	Vanguard Small-Cap Growth ETF	4,209,344
24,187	Vanguard Small-Cap Value ETF	4,280,373
		16,851,601

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,945,826)	25,430,053

	OPEN END FUNDS — 84.9%
	EQUITY - 84.9%
392,410	MFS Global Real Estate Fund, Class I	8,476,066
104,008	MFS Growth Fund, Class R6	20,685,205
243,502	MFS Institutional International Equity Fund, Class I	8,405,704
183,269	MFS International Growth Fund, Class R5	8,505,499
614,803	MFS International Large Cap Value Fund, Class I	8,404,357
81,668	MFS International New Discovery Fund, Class R6	3,292,037
493,710	MFS Mid Cap Growth Fund, Class R6	17,245,307
529,266	MFS Mid Cap Value Fund, Class R5	17,402,275
304,192	MFS Research Fund, Class R6	18,954,195
550,496	MFS Research International Fund, Class R6	13,542,214
382,174	MFS Value Fund, Class R6	20,664,128
	TOTAL OPEN END FUNDS (Cost $107,248,064)	145,576,987

See accompanying notes to financial statements.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
861,420	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $861,420)(a)	$861,420

	TOTAL INVESTMENTS - 100.2% (Cost $127,055,310)	$171,868,460
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(294,466)
	NET ASSETS - 100.0%	$171,573,994

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 18.7%
	EQUITY - 10.6%
94,173	Janus Henderson Small Cap Growth Alpha ETF	$6,330,309
88,491	Janus Henderson Small/Mid Cap Growth Alpha ETF	6,004,114
		12,334,423
	FIXED INCOME - 8.1%
55,034	Janus Henderson Mortgage-Backed Securities ETF	2,914,050
130,521	Janus Henderson Short Duration Income ETF	6,527,356
		9,441,406

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,665,374)	21,775,829

	OPEN END FUNDS — 80.7%
	EQUITY - 27.9%
400,719	Janus Henderson Asia Equity Fund, Class I	5,229,389
188,900	Janus Henderson Contrarian Fund, Class I	6,148,696
1,642,379	Janus Henderson Global Equity Income Fund, Class I	11,168,179
82,037	Janus Henderson Global Life Sciences Fund	6,337,343
54,072	Janus Henderson Global Technology and Innovation, Class I	3,536,830
		32,420,437
	FIXED INCOME - 49.2%
1,470,336	Counterpoint Tactical Income Fund, Class I	17,055,892
602,930	Janus Henderson Developed World Bond Fund, Class I	5,926,797
525,724	Janus Henderson Flexible Bond Fund, Class I	5,835,538
614,655	Janus Henderson High-Yield Fund, Class I	5,255,300
837,723	Sierra Tactical Bond Fund, Institutional Class	23,204,936
		57,278,463
	MIXED ALLOCATION - 3.6%
282,494	Janus Henderson Dividend & Income Builder Fund, Class I	4,234,581

	TOTAL OPEN END FUNDS (Cost $93,137,193)	93,933,481

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.3%
	MONEY MARKET FUNDS - 19.3%
22,475,651	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $22,475,651)(a)	$22,475,651

	TOTAL INVESTMENTS - 118.7% (Cost $137,278,218)	$138,184,961
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.7)%	(21,811,606)
	NET ASSETS - 100.0%	$116,373,355

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2021

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds®	PFG Balanced
Assets:	Strategy Fund	Strategy Fund	Growth Strategy Fund	Strategy Fund
Total Securities, at cost	$158,771,429	$213,934,032	$677,760,868	$163,103,307
Total Securities, at fair value	$159,297,383	$218,754,493	$872,230,397	$176,393,546
Receivable for Fund shares sold	126,081	192,319	642,207	14,890
Interest and dividends receivable	398,129	104,341	125	29,343
Total Assets	159,821,593	219,051,153	872,872,729	176,437,779
Liabilities:
Payable for Fund shares redeemed	334,740	598,349	781,679	196,262
Accrued 12b-1 fees	26,268	36,005	139,087	29,381
Accrued investment advisory fees	168,411	230,783	887,845	183,907
Payable to related parties	123,318	161,518	720,145	151,866
Total Liabilities	652,737	1,026,655	2,528,756	561,416
Net Assets	$159,168,856	$218,024,498	$870,343,973	$175,876,363

Net Assets:
Paid in capital	$155,018,840	$210,193,141	$643,141,958	$178,847,559
Accumulated earnings/(deficit)	4,150,016	7,831,357	227,202,015	(2,971,196)
Net Assets	$159,168,856	$218,024,498	$870,343,973	$175,876,363

Class R Shares:
Net assets	$159,168,856	$218,024,498	$870,343,973	$175,876,363
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	15,678,177	20,683,658	56,206,478	17,692,956

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.15	$10.54	$15.48	$9.94

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2021

				PFG Fidelity Institutional
	PFG BNY Mellon Diversifier	PFG BR Equity ESG	PFG Equity	AM® Equity Index
Assets:	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investments in unaffiliated securities, at cost	$161,661,421	$78,639,423	$172,982,654	$102,663,987
Investments in affiliated securities, at cost	—	43,288,235	—	—
Total Securities, at cost	$161,661,421	$121,927,658	$172,982,654	$102,663,987
Investments in unaffiliated securities, at fair value	$167,827,212	$99,345,167	$197,332,309	$151,090,048
Investments in affiliated securities, at fair value	—	45,815,209	—	—
Total Securities, at fair value	$167,827,212	$145,160,376	$197,332,309	$151,090,048
Receivable for Fund shares sold	73,837	65,779	58,599	795
Interest and dividends receivable	116,126	16	19	21
Total Assets	168,017,175	145,226,171	197,390,927	151,090,864
Liabilities:
Payable for Fund shares redeemed	252,665	42,858	151,436	49,159
Accrued 12b-1 Fees	27,937	23,696	32,448	24,558
Accrued investment advisory fees	177,555	150,338	203,883	155,890
Payable to related parties	111,703	100,721	179,980	106,698
Total Liabilities	569,860	317,613	567,747	336,305
Net Assets	$167,447,315	$144,908,558	$196,823,180	$150,754,559
Net Assets:
Paid in capital	$157,818,047	$99,571,747	$201,701,350	$96,665,678
Accumulated earnings/(deficit)	9,629,268	45,336,811	(4,878,170)	54,088,881
Net Assets	$167,447,315	$144,908,558	$196,823,180	$150,754,559

Class R Shares:
Net assets	$167,447,315	$144,908,558	$196,823,180	$150,754,559
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	15,199,124	9,801,681	19,093,069	10,035,526

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.02	$14.78	$10.31	$15.02

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2021

	PFG Fidelity Institutional
	AM® Equity Sector	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
Assets:	Strategy Fund	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Investments in unaffiliated securities, at cost	$161,945,441	$20,906,241	$123,020,281	$142,941,489
Investments in affiliated securities, at cost	—	—	18,055,305	12,537,557
Total Securities, at cost	$161,945,441	$20,906,241	$141,075,586	$155,479,046
Investments in unaffiliated securities, at fair value	$194,520,551	$22,597,640	$153,328,304	$164,620,164
Investments in affiliated securities, at fair value	—	—	18,366,578	12,483,083
Total Securities, at fair value	$194,520,551	$22,597,640	$171,694,882	$177,103,247
Cash	—	—	—	75,078
Receivable for Fund shares sold	60,438	21,931	176,330	46,012
Interest and dividends receivable	26	8	17	50,424
Total Assets	194,581,015	22,619,579	171,871,229	177,274,761
Liabilities:
Payable for Fund shares redeemed	60,090	1	51,011	61,854
Accrued 12b-1 Fees	30,664	3,780	28,017	29,508
Accrued investment advisory fees	195,295	23,691	178,864	186,657
Payable to related parties	135,057	6,182	119,140	144,480
Total Liabilities	421,106	33,654	377,032	422,499
Net Assets	$194,159,909	$22,585,925	$171,494,197	$176,852,262

Net Assets:
Paid in capital	$148,259,220	$29,949,355	$130,675,701	$144,066,975
Accumulated earnings/(deficit)	45,900,689	(7,363,430)	40,818,496	32,785,287
Net Assets	$194,159,909	$22,585,925	$171,494,197	$176,852,262

Class R Shares:
Net assets	$194,159,909	$22,585,925	$171,494,197	$176,852,262
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	13,740,768	1,837,298	12,430,483	14,250,894

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.13	$12.29	$13.80	$12.41

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2021

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
Assets:	Strategy Fund	Growth Strategy Fund	Strategy Fund
Investments in unaffiliated securities, at cost	$12,907,145	$127,055,310	$132,016,771
Investments in affiliated securities, at cost	75,059,658	—	5,261,447
Total Securities, at cost	$87,966,803	$127,055,310	$137,278,218
Investments in unaffiliated securities, at fair value	$16,772,727	$171,868,460	$132,955,572
Investments in affiliated securities, at fair value	91,039,243	—	5,229,389
Total Securities, at fair value	$107,811,970	$171,868,460	$138,184,961
Cash	—	—	79,773
Receivable for Fund shares sold	79,333	90,043	100,614
Interest and dividends receivable	10	14	61,824
Total Assets	107,891,313	171,958,517	138,427,172
Liabilities:
Payable for Fund shares redeemed	110,936	55,147	189,591
Payable for securities purchased	—	—	21,665,374
Accrued 12b-1 Fees	17,906	28,232	19,335
Accrued investment advisory fees	113,219	178,790	123,356
Payable to related parties	72,171	122,354	56,161
Total Liabilities	314,232	384,523	22,053,817
Net Assets	$107,577,081	$171,573,994	$116,373,355

Net Assets:
Paid in capital	$87,098,473	$114,543,844	$102,283,074
Accumulated earnings	20,478,608	57,030,150	14,090,281
Net Assets	$107,577,081	$171,573,994	$116,373,355

Class R Shares:
Net assets	$107,577,081	$171,573,994	$116,373,355
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	9,132,460	12,100,207	10,064,284

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.78	$14.18	$11.56

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2021

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds® Growth	PFG Balanced
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$2,357,041	$1,701,873	$933,725	$1,597,566
Interest income	192	141	689	163
Total Investment Income	2,357,233	1,702,014	934,414	1,597,729
Expenses:
Investment advisory fees	990,467	1,294,877	5,016,300	1,114,091
Distribution fees (12b-1) - Class R Shares	79,239	103,593	401,314	89,129
Administrative service fees	554,854	725,299	2,809,273	624,385
Total Expenses	1,624,560	2,123,769	8,226,887	1,827,605
Net Investment Income/(Loss)	732,673	(421,755)	(7,292,473)	(229,876)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain from:
Unaffiliated investments	572,788	78,349	13,011,833	17,638,671
Distributions received from underlying investment companies	—	169,804	9,298,797	750,255
Total realized gain/(loss)	572,788	248,153	22,310,630	18,388,926
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	(1,323,839)	2,401,177	52,746,563	(8,928,522)

Net Realized and Unrealized Gain/(Loss) on Investments	(751,051)	2,649,330	75,057,193	9,460,404
Net Increase in Net Assets Resulting from Operations	$(18,378)	$2,227,575	$67,764,720	$9,230,528

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2021

				PFG Fidelity Institutional
	PFG BNY Mellon	PFG BR Equity ESG	PFG Equity	AM® Equity Index
	Diversifier Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$1,069,834	$618,410	$1,033,927	$607,596
Income from affiliates	—	248,054	—	—
Interest income	179	112	135	99
Total Investment Income	1,070,013	866,576	1,034,062	607,695
Expenses:
Investment advisory fees	1,004,336	877,876	1,227,674	910,550
Distribution fees (12b-1) - Class R Shares	80,349	70,232	98,216	72,459
Administrative service fees	562,607	491,622	687,723	510,442
Total Expenses	1,647,292	1,439,730	2,013,613	1,493,451
Net Investment Loss	(577,279)	(573,154)	(979,551)	(885,756)

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain from:
Unaffiliated investments	2,581,039	17,316,637	19,433,523	2,862,089
Affiliated investments (Note 5)	—	24,969	—	—
Distributions received from underlying investment companies	—	—	—	9,062
Total realized gain	2,581,039	17,341,606	19,433,523	2,871,151
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	1,113,309	(10,251,943)	(4,898,186)	6,974,990
Affiliated Investments (Note 5)	—	2,526,974	—	—
Total change in unrealized appreciation/(depreciation) of investments	1,113,309	(7,724,969)	(4,898,186)	6,974,990

Net Realized and Unrealized Gain on Investments	3,694,348	9,616,637	14,535,337	9,846,141
Net Increase in Net Assets Resulting from Operations	$3,117,069	$9,043,483	$13,555,786	$8,960,385

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2021

	PFG Fidelity Institutional
	AM® Equity Sector	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
	Strategy Fund	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Investment Income:
Dividend income	$344,491	$138,400	$737,383	$1,490,491
Income from affiliates	—	—	300,818	191,199
Interest income	133	33	174	836
Total Investment Income	344,624	138,433	1,038,375	1,682,526
Expenses:
Investment advisory fees	1,079,129	142,487	1,011,257	1,100,679
Distribution fees (12b-1) - Class R Shares	86,333	11,399	80,903	88,057
Administrative service fees	604,402	80,005	566,437	616,605
Total Expenses	1,769,864	233,891	1,658,597	1,805,341
Net Investment Loss	(1,425,240)	(95,458)	(620,222)	(122,815)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain from:
Unaffiliated investments	3,143,264	2,836,218	6,191,592	5,418,756
Affiliated investments (Note 5)	—	—	1,127,952	925,739
Total realized gain	3,143,264	2,836,218	7,319,544	6,344,495
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	14,607,288	(1,856,779)	1,198,488	(777,674)
Affiliated Investments (Note 5)	—	—	(1,310,563)	(1,050,662)
Total change in unrealized appreciation/(depreciation) of investments	14,607,288	(1,856,779)	(112,075)	(1,828,336)

Net Realized and Unrealized Gain on Investments	17,750,552	979,439	7,207,469	4,516,159
Net Increase in Net Assets Resulting from Operations	$16,325,312	$883,981	$6,587,247	$4,393,344

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2021

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
	Strategy Fund	Growth Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$87,668	$240,465	$1,582,080
Income from affiliates	698,161	—	—
Interest income	60	166	152
Total Investment Income	785,889	240,631	1,582,232
Expenses:
Investment advisory fees	677,483	1,052,763	726,180
Distribution fees (12b-1) - Class R Shares	54,200	84,223	58,096
Administrative service fees	379,700	589,697	406,895
Total Expenses	1,111,383	1,726,683	1,191,171
Net Investment Income/(Loss)	(325,494)	(1,486,052)	391,061

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain from:
Unaffiliated investments	207,188	8,384,536	11,536,911
Affiliated investments (Note 5)	674,349	—	—
Distributions received from underlying investment companies	—	86,807	—
Total realized gain	881,537	8,471,343	11,536,911
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	773,020	4,644,640	(8,633,756)
Affiliated Investments (Note 5)	2,778,878	—	(32,058)
Total change in unrealized appreciation/(depreciation) of investments	3,551,898	4,644,640	(8,665,814)

Net Realized and Unrealized Gain on Investments	4,433,435	13,115,983	2,871,097
Net Increase in Net Assets Resulting from Operations	$4,107,941	$11,629,931	$3,262,158

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets

			PFG American Funds®
	PFG Active Core Bond Strategy Fund		Conservative Income Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Period* Ended
	October 31, 2021	April 30,	October 31, 2021	April 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$732,673	$3,563,800	$(421,755)	$1,171,562
Distributions received from underlying investment companies	—	755,877	169,804	1,102,761
Net realized gain on investments	572,788	4,388,613	78,349	3,515,396
Net change in unrealized appreciation/(depreciation) on investments	(1,323,839)	218,027	2,401,177	2,419,284
Net increase/(decrease) in net assets resulting from operations	(18,378)	8,926,317	2,227,575	8,209,003

From Distributions to Shareholders:
Total Distributions Paid	—	(5,442,469)	—	(2,621,779)

From Shares of Beneficial Interest:
Proceeds from shares sold	29,134,234	219,554,854	48,871,567	261,318,426
Reinvestment of distributions	—	5,437,546	—	2,620,788
Cost of shares redeemed	(39,100,439)	(180,527,732)	(28,017,208)	(74,583,874)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(9,966,205)	44,464,668	20,854,359	189,355,340
Total increase/(decrease) in net assets	(9,984,583)	47,948,516	23,081,934	194,942,564

Net Assets:
Beginning of period	169,153,439	121,204,923	194,942,564	—
End of period	$159,168,856	$169,153,439	$218,024,498	$194,942,564

Share Activity:
Shares Sold	2,852,605	21,673,885	4,644,762	25,741,331
Shares Reinvested	—	527,405	—	254,941
Shares Redeemed	(3,833,893)	(17,690,259)	(2,665,786)	(7,291,590)
Net increase/(decrease) in shares of beneficial interest outstanding	(981,288)	4,511,031	1,978,976	18,704,682

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG American Funds® Growth Strategy Fund		PFG Balanced Strategy Fund
	Six Months Ended	Period* Ended	Six Months Ended	Year Ended
	October 31, 2021	April 30,	October 31, 2021	April 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(7,292,473)	$(6,646,155)	$(229,876)	$(818,853)
Distributions received from underlying investment companies	9,298,797	15,376,114	750,255	1,741,191
Net realized gain on investments	13,011,833	27,630,286	17,638,671	26,055,606
Net change in unrealized appreciation/(depreciation) on investments	52,746,563	141,722,966	(8,928,522)	30,188,153
Net increase in net assets resulting from operations	67,764,720	178,083,211	9,230,528	57,166,097

From Distributions to Shareholders:
Total Distributions Paid	—	(13,974,091)	(35,092,500)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	142,363,549	787,835,192	15,990,097	68,128,372
Reinvestment of distributions	—	13,967,077	35,063,504	—
Cost of shares redeemed	(109,531,319)	(196,164,366)	(25,389,789)	(322,770,145)
Net increase/(decrease) in net assets from share transactions of beneficial interest	32,832,230	605,637,903	25,663,812	(254,641,773)
Total increase/(decrease) in net assets	100,596,950	769,747,023	(198,160)	(197,475,676)

Net Assets:
Beginning of period	769,747,023	—	176,074,523	373,550,199
End of period	$870,343,973	$769,747,023	$175,876,363	$176,074,523

Share Activity:
Shares Sold	9,730,256	69,100,388	1,338,674	6,829,555
Shares Reinvested	—	1,064,564	3,541,768	—
Shares Redeemed	(7,542,294)	(16,146,436)	(2,137,241)	(32,678,634)
Net increase/(decrease) in shares of beneficial interest outstanding	2,187,962	54,018,516	2,743,201	(25,849,079)

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG BNY Mellon Diversifier Strategy Fund		PFG BR Equity ESG Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Period* Ended
	October 31, 2021	April 30,	October 31, 2021	April 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(577,279)	$73,410	$(573,154)	$(717,658)
Net realized gain on investments	2,581,039	4,999,583	17,341,606	10,429,545
Net change in unrealized appreciation/(depreciation) on investments	1,113,309	3,074,152	(7,724,969)	30,957,687
Net increase in net assets resulting from operations	3,117,069	8,147,145	9,043,483	40,669,574

From Distributions to Shareholders:
Total Distributions Paid	—	(55,532)	—	(3,193,939)

From Shares of Beneficial Interest:
Proceeds from shares sold	56,721,839	106,036,067	16,081,321	140,363,521
Reinvestment of distributions	—	55,491	—	3,189,959
Cost of shares redeemed	(17,328,182)	(60,075,118)	(17,140,833)	(44,104,528)
Net increase/(decrease) in net assets from share transactions of beneficial interest	39,393,657	46,016,440	(1,059,512)	99,448,952
Total increase in net assets	42,510,726	54,108,053	7,983,971	136,924,587

Net Assets:
Beginning of period	124,936,589	70,828,536	136,924,587	—
End of period	$167,447,315	$124,936,589	$144,908,558	$136,924,587

Share Activity:
Shares Sold	5,203,404	10,144,444	1,128,377	13,279,320
Shares Reinvested	—	5,225	—	252,971
Shares Redeemed	(1,588,354)	(5,918,368)	(1,205,440)	(3,653,547)
Net increase/(decrease) in shares of beneficial interest outstanding	3,615,050	4,231,301	(77,063)	9,878,744

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

			PFG Fidelity Institutional AM®
	PFG Equity Strategy Fund		Equity Index Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Period* Ended
	October 31, 2021	April 30,	October 31, 2021	April 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(979,551)	$(2,263,399)	$(885,756)	$(491,969)
Distributions received from underlying investment companies	—	1,865,148	9,062	76,087
Net realized gain on investments	19,433,523	46,087,600	2,862,089	8,514,695
Net change in unrealized appreciation/(depreciation) on investments	(4,898,186)	32,026,603	6,974,990	41,451,071
Net increase in net assets resulting from operations	13,555,786	77,715,952	8,960,385	49,549,884

From Distributions to Shareholders:
Total Distributions Paid	(51,636,263)	—	—	(3,374,218)

From Shares of Beneficial Interest:
Proceeds from shares sold	10,586,156	53,201,134	14,899,472	154,169,293
Reinvestment of distributions	51,620,500	—	—	3,372,896
Cost of shares redeemed	(22,290,786)	(326,064,412)	(15,768,724)	(61,054,429)
Net increase/(decrease) in net assets from share transactions of beneficial interest	39,915,870	(272,863,278)	(869,252)	96,487,760
Total increase/(decrease) in net assets	1,835,393	(195,147,326)	8,091,133	142,663,426

Net Assets:
Beginning of period	194,987,787	390,135,113	142,663,426	—
End of period	$196,823,180	$194,987,787	$150,754,559	$142,663,426

Share Activity:
Shares Sold	803,717	5,205,980	1,021,193	14,834,908
Shares Reinvested	5,021,449	—	—	262,891
Shares Redeemed	(1,699,639)	(32,349,666)	(1,088,552)	(4,994,914)
Net increase/(decrease) in shares of beneficial interest outstanding	4,125,527	(27,143,686)	(67,359)	10,102,885

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG Fidelity Institutional AM®
	Equity Sector Strategy Fund		PFG Global Strategy Fund
	Six Months Ended	Period* Ended	Six Months Ended	Year Ended
	October 31, 2021	April 30,	October 31, 2021	April 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(1,425,240)	$(86,065)	$(95,458)	$(289,576)
Distributions received from underlying investment companies	—	2,903,151	—	129,515
Net realized gain on investments	3,143,264	18,412,750	2,836,218	3,695,324
Net change in unrealized appreciation/(depreciation) on investments	14,607,288	17,967,822	(1,856,779)	6,683,097
Net increase in net assets resulting from operations	16,325,312	39,197,658	883,981	10,218,360

From Distributions to Shareholders:
Total Distributions Paid	—	(6,835,862)	—	—

From Shares of Beneficial Interest:
Proceeds from shares sold	56,779,971	147,614,532	2,270,441	12,947,552
Reinvestment of distributions	—	6,833,997	—	—
Cost of shares redeemed	(17,597,608)	(48,158,091)	(2,534,650)	(132,837,609)
Net increase/(decrease) in net assets from share transactions of beneficial interest	39,182,363	106,290,438	(264,209)	(119,890,057)
Total increase/(decrease) in net assets	55,507,675	138,652,234	619,772	(109,671,697)

Net Assets:
Beginning of period	138,652,234	—	21,966,153	131,637,850
End of period	$194,159,909	$138,652,234	$22,585,925	$21,966,153

Share Activity:
Shares Sold	4,298,851	14,398,077	189,497	1,404,383
Shares Reinvested	—	582,112	—	—
Shares Redeemed	(1,321,966)	(4,216,306)	(210,757)	(15,107,024)
Net increase/(decrease) in shares of beneficial interest outstanding	2,976,885	10,763,883	(21,260)	(13,702,641)

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical Aggressive Strategy Fund		PFG JP Morgan® Tactical Moderate Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2021	April 30,	October 31, 2021	April 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(620,222)	$(421,456)	$(122,815)	$330,461
Distributions received from underlying investment companies	—	767,422	—	899,257
Net realized gain on investments	7,319,544	6,230,438	6,344,495	10,199,815
Net change in unrealized appreciation/(depreciation) on investments	(112,075)	35,768,714	(1,828,336)	28,817,279
Net increase in net assets resulting from operations	6,587,247	42,345,118	4,393,344	40,246,812

From Distributions to Shareholders:
Total Distributions Paid	—	—	—	(582,817)

From Shares of Beneficial Interest:
Proceeds from shares sold	39,296,986	113,143,425	22,839,350	88,991,087
Reinvestment of distributions	—	—	—	582,176
Cost of shares redeemed	(12,233,213)	(89,058,564)	(18,476,427)	(99,881,497)
Net increase/(decrease) in net assets from share transactions of beneficial interest	27,063,773	24,084,861	4,362,923	(10,308,234)
Total increase in net assets	33,651,020	66,429,979	8,756,267	29,355,761

Net Assets:
Beginning of period	137,843,177	71,413,198	168,095,995	138,740,234
End of period	$171,494,197	$137,843,177	$176,852,262	$168,095,995

Share Activity:
Shares Sold	2,904,229	11,469,192	1,858,234	8,656,256
Shares Reinvested	—	—	—	51,475
Shares Redeemed	(901,390)	(9,016,827)	(1,501,540)	(9,707,655)
Net increase/(decrease) in shares of beneficial interest outstanding	2,002,839	2,452,365	356,694	(999,924)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG Meeder Tactical Strategy Fund		PFG MFS® Aggressive Growth Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2021	April 30,	October 31, 2021	April 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(325,494)	$(1,016,171)	$(1,486,052)	$(1,975,376)
Distributions received from underlying investment companies	—	—	86,807	2,034,711
Net realized gain on investments	881,537	1,505,631	8,384,536	11,049,064
Net change in unrealized appreciation on investments	3,551,898	22,611,571	4,644,640	46,547,573
Net increase in net assets resulting from operations	4,107,941	23,101,031	11,629,931	57,655,972

From Distributions to Shareholders:
Total Distributions Paid	—	(1,089,533)	—	(5,246,887)

From Shares of Beneficial Interest:
Proceeds from shares sold	8,822,209	72,152,407	17,343,237	116,724,646
Reinvestment of distributions	—	1,089,128	—	5,241,945
Cost of shares redeemed	(11,402,682)	(85,807,054)	(26,369,804)	(124,338,337)
Net decrease in net assets from share transactions of beneficial interest	(2,580,473)	(12,565,519)	(9,026,567)	(2,371,746)
Total increase in net assets	1,527,468	9,445,979	2,603,364	50,037,339

Net Assets:
Beginning of period	106,049,613	96,603,634	168,970,630	118,933,291
End of period	$107,577,081	$106,049,613	$171,573,994	$168,970,630

Share Activity:
Shares Sold	764,980	7,488,595	1,270,934	11,019,472
Shares Reinvested	—	102,458	—	432,147
Shares Redeemed	(986,502)	(8,699,312)	(1,944,778)	(11,015,144)
Net increase/(decrease) in shares of beneficial interest outstanding	(221,522)	(1,108,259)	(673,844)	436,475

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG Tactical Income Strategy Fund
	Six Months Ended	Period* Ended
	October 31, 2021	April 30,
	(Unaudited)	2021
Increase in Net Assets From Operations:
Net investment income	$391,061	$1,301,186
Distributions received from underlying investment companies	—	166,319
Net realized gain on investments	11,536,911	3,228,980
Net change in unrealized appreciation/(depreciation) on investments	(8,665,814)	9,572,557
Net increase in net assets resulting from operations	3,262,158	14,269,042

From Distributions to Shareholders:
Total Distributions Paid	—	(2,739,989)

From Shares of Beneficial Interest:
Proceeds from shares sold	15,117,845	160,229,440
Reinvestment of distributions	—	2,738,774
Cost of shares redeemed	(18,545,043)	(57,958,872)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(3,427,198)	105,009,342
Total increase/(decrease) in net assets	(165,040)	116,538,395

Net Assets:
Beginning of period	116,538,395	—
End of period	$116,373,355	$116,538,395

Share Activity:
Shares Sold	1,323,662	15,577,112
Shares Reinvested	—	254,297
Shares Redeemed	(1,625,200)	(5,465,587)
Net increase/(decrease) in shares of beneficial interest outstanding	(301,538)	10,365,822

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Active Core Bond Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	October 31, 2021		April 30,	April 30,		April 30,		April 30,
	(Unaudited)		2021	2020		2019		2018*
Net asset value, beginning of period	$10.15		$9.98	$9.95		$9.77		$10.00
Income/(loss) from investment operations:
Net investment income(1,2)	0.05		0.18	0.19		0.15		0.02
Net realized and unrealized gain/(loss) on investments	(0.05)		0.27	0.07		0.12		(0.23)
Total income/(loss) from investment operations	—		0.45	0.26		0.27		(0.21)
Less distributions from:
Net investment income	—		(0.19)	(0.20)		(0.09)		(0.02)
Net realized gain	—		(0.09)	(0.03)		(0.00	) (7)	—
Return of capital	—		—	(0.00	) (7)	—		—
Total distributions from net investment income, net realized gains and return of capital	—		(0.28)	(0.23)		(0.09)		(0.02)
Net asset value, end of period	$10.15		$10.15	$9.98		$9.95		$9.77
Total return (3)	0.00%		4.43%	2.59%		2.78%		(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$159,169		$169,153	$121,205		$68,594		$54,225
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.12%		1.98%		2.67	% (5)
Ratio of net investment income to average net assets (2,4)	0.92	% (5)	1.78%	1.92%		1.50%		0.41	% (5)
Portfolio turnover rate	16	% (6)	64%	89%		38%		43	% (6)

*	PFG Active Core Bond Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Conservative Income Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2021	April 30,
	(Unaudited)	2021*
Net asset value, beginning of period	$10.42	$10.00
Income from investment operations:
Net investment income/(loss) (1,2)	(0.02)	0.09
Net realized and unrealized gain on investments	0.14	0.50
Total income from investment operations	0.12	0.59
Less distributions from:
Net investment income	—	(0.11)
Net realized gain	—	(0.06)
Total distributions from net investment income and net realized gains	—	(0.17)
Net asset value, end of period	$10.54	$10.42
Total return (3)	1.15%	5.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$218,024	$194,943
Ratio of expenses to average net assets (4,5)	2.05%	2.05%
Ratio of net investment income to average net assets (2,4,5)	(0.41)%	0.86%
Portfolio turnover rate (6)	2%	52%

*	PFG American Funds® Conservative Income Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Growth Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Period Ended
	October 31, 2021		April 30,
	(Unaudited)		2021*
Net asset value, beginning of period	$14.25		$10.00
Income from investment operations:
Net investment income/(loss) (1,2)	(0.13)		(0.16)
Net realized and unrealized gain on investments	1.36		4.72
Total income from investment operations	1.23		4.56
Less distributions from:
Net realized gain	—		(0.31)
Net asset value, end of period	$15.48		$14.25
Total return (3)	8.63	% (7)	45.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$870,344		$769,747
Ratio of expenses to average net assets (4,5)	2.05%		2.05%
Ratio of net investment income to average net assets (2,4,5)	(1.82)%		(1.31)%
Portfolio turnover rate (6)	7%		33%

*	PFG American Funds® Growth Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Balanced Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2021		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2021	2020	2019	2018*
Net asset value, beginning of period	$11.78		$9.16	$10.18	$9.77	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.02)		(0.04)	0.02	0.03	0.00	(7)
Net realized and unrealized gain/(loss) on investments	0.64		2.66	(0.95)	0.49	(0.18)
Total income/(loss) from investment operations	0.62		2.62	(0.93)	0.52	(0.18)
Less distributions from:
Net investment income	—		—	(0.04)	(0.05)	(0.05)
Net realized gain	(2.46)		—	(0.02)	(0.06)	—
Return of capital	—		—	(0.03)	—	—
Total distributions from net investment income, net realized gains and return of capital	(2.46)		—	(0.09)	(0.11)	(0.05)
Net asset value, end of period	$9.94		$11.78	$9.16	$10.18	$9.77
Total return (3)	5.36%		28.60%	(9.26)%	5.48%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$175,876		$176,075	$373,550	$361,134	$224,029
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.03%	2.01%	2.00	% (5)
Ratio of net investment income to average net assets (2,4)	(0.26	)% (5)	(0.35)%	0.17%	0.32%	0.10	% (5)
Portfolio turnover rate	78	% (6)	127%	57%	69%	63	% (6)

*	PFG Balanced Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2021		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2021	2020	2019	2018*
Net asset value, beginning of period	$10.79		$9.63	$9.64	$9.67	$10.00
Loss from investment operations:
Net investment income/(loss) (1,2)	(0.04)		0.01	0.07	0.14	0.02
Net realized and unrealized gain/(loss) on investments	0.27		1.16	0.07	(0.09)	(0.30)
Total income/(loss) from investment operations	0.23		1.17	0.14	0.05	(0.28)
Less distributions from:
Net investment income	—		(0.01)	(0.13)	(0.08)	(0.05)
Return of capital	—		—	(0.02)	—	—
Total distributions from net investment income and return of capital	—		(0.01)	(0.15)	(0.08)	(0.05)
Net asset value, end of period	$11.02		$10.79	$9.63	$9.64	$9.67
Total return (3)	2.13%		12.14%	1.40%	0.60%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$167,447		$124,937	$70,829	$61,653	$58,744
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.19%	2.09%	2.44	% (5)
Ratio of net investment income to average net assets (2,4)	(0.72	)% (5)	0.10%	0.67%	1.49%	0.50	% (5)
Portfolio turnover rate	9	% (6)	67%	22%	203%	1	% (6)

*	PFG BNY Mellon Diversifier Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BR Equity ESG Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Period Ended
	October 31, 2021		April 30,
	(Unaudited)		2021*
Net asset value, beginning of period	$13.86		$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.06)		(0.08)
Net realized and unrealized gain on investments	0.98		4.26
Total income from investment operations	0.92		4.18
Less distributions from:
Net realized gain	—		(0.32)
Net asset value, end of period	$14.78		$13.86
Total return (3)	6.64	% (7)	42.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$144,909		$136,925
Ratio of expenses to average net assets (4,5)	2.05%		2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.82)%		(0.66)%
Portfolio turnover rate (6)	45%		52%

*	PFG BR Equity ESG Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Equity Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2021		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2021	2020	2019	2018*
Net asset value, beginning of period	$13.03		$9.26	$10.85	$9.79	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.07)		(0.10)	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.00		3.87	(1.20)	1.10	(0.16)
Total income/(loss) from investment operations	0.93		3.77	(1.24)	1.06	(0.18)
Less distributions from:
Net investment income	—		—	—	—	(0.03)
Net realized gain	(3.65)		—	(0.33)	—	—
Return of capital	—		—	(0.02)	—	—
Total distributions from net investment income, net realized gains and return of capital	(3.65)		—	(0.35)	—	(0.03)
Net asset value, end of period	$10.31		$13.03	$9.26	$10.85	$9.79
Total return (3)	7.19%		40.71%	(11.98)%	10.83%	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$196,823		$194,988	$390,135	$396,469	$300,808
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.04%	2.06%	1.96	% (5)
Ratio of net investment loss to average net assets (2,4)	(1.00	)% (5)	(0.97)%	(0.36)%	(0.43)%	(0.41	)% (5)
Portfolio turnover rate	48	% (6)	161%	96%	29%	63	% (6)

*	PFG Equity Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Index Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2021	April 30,
	(Unaudited)	2021*
Net asset value, beginning of period	$14.12	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.09)	(0.05)
Net realized and unrealized gain on investments	0.99	4.49
Total income from investment operations	0.90	4.44
Less distributions from:
Net investment income	—	(0.02)
Net realized gain	—	(0.30)
Total distributions from net investment income and net realized gains	—	(0.32)
Net asset value, end of period	$15.02	$14.12
Total return (3)	6.37%	44.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$150,755	$142,663
Ratio of expenses to average net assets (4,5)	2.05%	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(1.22)%	(0.38)%
Portfolio turnover rate (6)	4%	30%

*	PFG Fidelity Institutional AM® Equity Index Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2021	April 30,
	(Unaudited)	2021*
Net asset value, beginning of period	$12.88	$10.00
Income from investment operations:
Net investment loss (1,2)	(0.11)	(0.01)
Net realized and unrealized gain on investments	1.36	3.54
Total income from investment operations	1.25	3.53
Less distributions from:
Net investment income	—	(0.04)
Net realized gain	—	(0.61)
Total distributions from net investment income and net realized gains	—	(0.65)
Net asset value, end of period	$14.13	$12.88
Total return (3)	9.71%	35.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$194,160	$138,652
Ratio of expenses to average net assets (4,5)	2.05%	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(1.65)%	(0.08)%
Portoflio turnover rate (6)	7%	189%

*	PFG Fidelity Institutional AM® Equity Sector Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Global Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2021		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2021	2020	2019	2018*
Net asset value, beginning of period	$11.82		$8.46	$9.65	$9.86	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.05)		(0.08)	0.00 (8)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.52		3.44	(1.19)	(0.08)	(0.06	) (3)
Total income/(loss) from investment operations	0.47		3.36	(1.19)	(0.12)	(0.11)
Less distributions from:
Net investment income	—		—	—	—	(0.03)
Net realized gain	—		—	—	(0.09)	—
Total distributions from net investment income and net realized gains	—		—	—	(0.09)	(0.03)
Net asset value, end of period	$12.29		$11.82	$8.46	$9.65	$9.86
Total return (4)	3.98%		39.72%	(12.33)%	(1.02)%	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$22,586		$21,966	$131,638	$129,513	$134,265
Ratio of expenses to average net assets (5)	2.05	% (6)	2.05%	2.09%	2.08%	2.06	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	(0.84	)% (6)	(0.85)%	0.04%	(0.47)%	(1.22	)% (6)
Portfolio turnover rate	97	% (7)	123%	61%	180%	57	% (7)

*	PFG Global Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	October 31, 2021		April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2021	2020	2019		2018*
Net asset value, beginning of period	$13.22		$8.95	$9.98	$9.97		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.05)		(0.04)	0.01	(0.04)		(0.09)
Net realized and unrealized gain/(loss) on investments	0.63		4.31	(1.04)	0.34		0.06	(3)
Total income/(loss) from investment operations	0.58		4.27	(1.03)	0.30		(0.03)
Less distributions from:
Net realized gain	—		—	—	(0.25)		—
Return of capital	—		—	—	(0.04)		—
Total distributions from net realized gains and return of capital	—		—	—	(0.29)		—
Net asset value, end of period	$13.80		$13.22	$8.95	$9.98		$9.97
Total return (4)	4.39%		47.71%	(10.32)%	3.40	% (8)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$171,494		$137,843	$71,413	$89,498		$86,033
Ratio of expenses to average net assets (5)	2.05	% (6)	2.05%	2.14%	2.03%		2.34	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	(0.77	)% (6)	(0.39)%	0.07%	(0.40)%		(2.22	)% (6)
Portfolio turnover rate	20	% (7)	42%	39%	116%		38	% (7)

*	PFG JP Morgan® Tactical Aggressive Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the year ended April 30, 2019, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	October 31, 2021		April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2021	2020	2019		2018*
Net asset value, beginning of period	$12.10		$9.32	$9.96	$9.80		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)		0.02	0.06	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	0.32		2.80	(0.65)	0.18		(0.19)
Total income/(loss) from investment operations	0.31		2.82	(0.59)	0.16		(0.20)
Less distributions from:
Net investment income	—		(0.04)	(0.05)	(0.00	) (7)	—
Net asset value, end of period	$12.41		$12.10	$9.32	$9.96		$9.80
Total return (3)	2.56%		30.29%	(6.00)%	1.68%		(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$176,852		$168,096	$138,740	$148,742		$153,858
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.09%	2.06%		2.26	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.14	)% (5)	0.22%	0.56%	(0.16)%		0.80	% (5)
Portfolio turnover rate	19	% (6)	58%	60%	112%		0	% (6)

*	PFG JP Morgan® Tactical Moderate Strategy Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2021		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2021	2020	2019	2018*
Net asset value, beginning of period	$11.34		$9.23	$9.93	$9.83	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.03)		(0.10)	(0.11)	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.47		2.32	(0.57)	0.15	(0.11)
Total income/(loss) from investment operations	0.44		2.22	(0.68)	0.12	(0.16)
Less distributions from:
Net investment income	—		—	—	(0.02)	(0.01)
Net realized gain	—		(0.11)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.11)	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$11.78		$11.34	$9.23	$9.93	$9.83
Total return (3)	3.88%		24.09%	(6.91)%	1.20%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$107,577		$106,050	$96,604	$103,481	$100,881
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.09%	2.04%	2.28	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.60	)% (5)	(0.98)%	(1.07)%	(0.27)%	(1.25	)% (5)
Portfolio turnover rate	2	% (6)	19%	18%	23%	8	% (6)

*	PFG Meeder Tactical Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2021		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2021	2020	2019	2018*
Net asset value, beginning of period	$13.23		$9.64	$10.52	$9.97	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.12)		(0.14)	(0.04)	—	(0.01)
Net realized and unrealized gain/(loss) on investments	1.07		4.10	(0.68)	0.70	0.06
Total income/(loss) from investment operations	0.95		3.96	(0.72)	0.70	0.05
Less distributions from:
Net investment income	—		—	—	—	(0.08)
Net realized gain	—		(0.37)	(0.16)	(0.15)	—
Total distributions from net investment income and net realized gains	—		(0.37)	(0.16)	(0.15)	(0.08)
Net asset value, end of period	$14.18		$13.23	$9.64	$10.52	$9.97
Total return (3)	7.18%		41.39%	(7.10)%	7.34%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$171,574		$168,971	$118,933	$118,749	$113,953
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.09%	2.05%	2.23	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(1.76	)% (5)	(1.18)%	(0.34)%	0.00%	(0.37	)% (5)
Portfolio turnover rate	12	% (6)	39%	7%	26%	0	% (6)

*	PFG MFS® Aggressive Growth Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Tactical Income Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2021	April 30,
	(Unaudited)	2021*
Net asset value, beginning of period	$11.24	$10.00
Income from investment operations:
Net investment income (1,2)	0.04	0.17
Net realized and unrealized gain on investments	0.28	1.39
Total income from investment operations	0.32	1.56
Less distributions from:
Net investment income	—	(0.14)
Net realized gain	—	(0.18)
Total distributions from net investment income and net realized gains	—	(0.32)
Net asset value, end of period	$11.56	$11.24
Total return (3)	2.85%	15.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$116,373	$116,538
Ratio of expenses to average net assets (4,5)	2.05%	2.05%
Ratio of net investment income to average net assets (2,4,5)	0.67%	1.59%
Portfolio turnover rate (6)	86%	70%

*	PFG Tactical Income Strategy Fund commenced operations and trading on May 1, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2021

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of fifteen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds and their primary investment objectives are listed below. Each Fund currently offers Class R shares. The investment objective of each Fund, as of October 31, 2021 is as follows:

Fund	Primary Objective
PFG Active Core Bond Strategy Fund	Income
PFG American Funds® Conservative Income Strategy Fund	Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG Balanced Strategy Fund	Capital appreciation with a secondary objective of income
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Equity ESG Strategy Fund	Growth of capital
PFG Equity Strategy Fund	Aggressive growth
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Global Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG Tactical Income Strategy Fund	Current income

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2021 for each Fund’s investments measured at fair value:

PFG Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$158,100,504	$—	$—	$158,100,504
Short-Term Investment	1,196,879	—	—	1,196,879
Total	$159,297,383	$—	$—	$159,297,383

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$217,766,072	$—	$—	$217,766,072
Short-Term Investment	988,421	—	—	988,421
Total	$218,754,493	$—	$—	$218,754,493

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$864,212,238	$—	$—	$864,212,238
Short-Term Investment	8,018,159	—	—	8,018,159
Total	$872,230,397	$—	$—	$872,230,397

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

PFG Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$175,292,599	$—	$—	$175,292,599
Open End Funds	1,100,947	—	—	1,100,947
Total	$176,393,546	$—	$—	$176,393,546

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$—	$166,869,538	$—	$166,869,538
Short-Term Investment	957,674	—	—	957,674
Total	$957,674	$166,869,538	$—	$167,827,212

PFG BR Equity ESG Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$144,625,849	$—	$—	$144,625,849
Short-Term Investment	534,527	—	—	534,527
Total	$145,160,376	$—	$—	$145,160,376

PFG Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$196,421,129	$—	$—	$196,421,129
Open End Funds	911,180	—	—	911,180
Total	$197,332,309	$—	$—	$197,332,309

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$149,643,412	$—	$—	$149,643,412
Short-Term Investment	1,446,636	—	—	1,446,636
Total	$151,090,048	$—	$—	$151,090,048

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,286,055	$—	$—	$57,286,055
Open End Funds	135,831,562	—	—	135,831,562
Short-Term Investment	1,402,934	—	—	1,402,934
Total	$194,520,551	$—	$—	$194,520,551

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

PFG Global Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,478,716	$—	$—	$22,478,716
Short-Term Investment	118,924	—	—	118,924
Total	$22,597,640	$—	$—	$22,597,640

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,531,835	$—	$—	$66,531,835
Open End Funds	—	104,326,375	—	104,326,375
Short-Term Investment	836,672	—	—	836,672
Total	$67,368,507	$104,326,375	$—	$171,694,882

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$61,316,411	$—	$—	$61,316,411
Open End Funds	—	114,760,505	—	114,760,505
Short-Term Investment	1,026,331	—	—	1,026,331
Total	$62,342,742	$114,760,505	$—	$177,103,247

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$107,218,995	$—	$—	$107,218,995
Short-Term Investment	592,975	—	—	592,975
Total	$107,811,970	$—	$—	$107,811,970

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$25,430,053	$—	$—	$25,430,053
Open End Funds	145,576,987	—	—	145,576,987
Short-Term Investment	861,420	—	—	861,420
Total	$171,868,460	$—	$—	$171,868,460

PFG Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,775,829	$—	$—	$21,775,829
Open End Funds	93,933,481	—	—	93,933,481
Short-Term Investment	22,475,651	—	—	22,475,651
Total	$138,184,961	$—	$—	$138,184,961

*	Refer to the Portfolios of Investments for industry classification. The Funds did not hold any Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex- dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2018 through April 30, 2020, or expected to be taken in the Funds’ April 30, 2021 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the six months ended October 31, 2021, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2021, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG Active Core Bond Strategy Fund	$25,198,581	$34,624,705
PFG American Funds® Conservative Income Strategy Fund	25,492,196	4,291,305
PFG American Funds® Growth Strategy Fund	75,740,921	52,118,497
PFG Balanced Strategy Fund	137,478,070	147,265,351
PFG BNY Mellon Diversifier Strategy Fund	53,258,409	14,418,839
PFG BR Equity ESG Strategy Fund	62,307,493	63,835,874
PFG Equity Strategy Fund	94,142,814	106,743,417
PFG Fidelity Institutional AM® Equity Index Strategy Fund	5,865,282	8,459,015
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	49,347,862	12,328,859
PFG Global Strategy Fund	21,719,337	22,051,136
PFG JP Morgan® Tactical Aggressive Strategy Fund	57,842,822	31,624,861
PFG JP Morgan® Tactical Moderate Strategy Fund	42,297,164	31,409,004
PFG Meeder Tactical Strategy Fund	2,165,000	5,084,000
PFG MFS® Aggressive Growth Strategy Fund	19,732,689	30,164,038
PFG Tactical Income Strategy Fund	98,653,432	101,666,644

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the six months ended October 31, 2021, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG Active Core Bond Strategy Fund	$990,467
PFG American Funds® Conservative Income Strategy Fund	1,294,877
PFG American Funds® Growth Strategy Fund	5,016,300
PFG Balanced Strategy Fund	1,114,091
PFG BNY Mellon Diversifier Strategy Fund	1,004,336
PFG BR Equity ESG Strategy Fund	877,876
PFG Equity Strategy Fund	1,227,674
PFG Fidelity Institutional AM® Equity Index Strategy Fund	910,550
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	1,079,129
PFG Global Strategy Fund	142,487
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,011,257
PFG JP Morgan® Tactical Moderate Strategy Fund	1,100,679
PFG Meeder Tactical Strategy Fund	677,483
PFG MFS® Aggressive Growth Strategy Fund	1,052,763
PFG Tactical Income Strategy Fund	726,180

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Advisor, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible to provide the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b -1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Advisor; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Servicing Administration Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (“Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

Each Fund is currently accruing 0.10% of its average daily net assets under the plan. For the six months ended October 31, 2021, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG Active Core Bond Strategy Fund	$79,239
PFG American Funds® Conservative Income Strategy Fund	103,593
PFG American Funds® Growth Strategy Fund	401,314
PFG Balanced Strategy Fund	89,129
PFG BNY Mellon Diversifier Strategy Fund	80,349
PFG BR Equity ESG Strategy Fund	70,232
PFG Equity Strategy Fund	98,216
PFG Fidelity Institutional AM® Equity Index Strategy Fund	72,459
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	86,333
PFG Global Strategy Fund	11,399
PFG JP Morgan® Tactical Aggressive Strategy Fund	80,903
PFG JP Morgan® Tactical Moderate Strategy Fund	88,057
PFG Meeder Tactical Strategy Fund	54,200
PFG MFS® Aggressive Growth Strategy Fund	84,223
PFG Tactical Income Strategy Fund	58,096

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2021 with affiliated companies are as follows:

PFG BR Equity ESG Strategy Fund

						Change in
		Value-Beginning of			Net Realized Gain	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	(Loss)	Appreciation	Period
46436E759	iShares ESG Advanced MSCI EAFE ETF	$—	$14,834,812	$129,596	$(673)	$65,483	$14,770,026
46436E767	iShares ESG Advanced MSCI USA ETF	—	28,941,991	383,941	25,642	2,461,491	31,045,183

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

PFG JP Morgan® Tactical Aggressive Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
46641Q308	JPMorgan Diversified Return Emerging Markets Equity ETF	$12,351,706	$12,838,469	$6,640,986	$1,127,952	$(1,310,563)	$18,366,578

PFG JP Morgan® Tactical Moderate Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
46641Q308	JPMorgan Diversified Return Emerging Markets Equity ETF	$7,529,195	$9,522,757	$4,443,946	$925,739	$(1,050,662)	$12,483,083

PFG Meeder Tactical Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
58510R721	Meeder Balanced Fund	$53,134,154	$1,105,000	$2,484,000	$437,517	$1,666,230	$53,858,901
58510R846	Meeder Conservative Allocation Fund	12,502,169	250,000	358,000	25,961	146,670	12,566,800
58510R630	Meeder Moderate Allocation Fund	13,630,366	160,000	379,000	64,302	311,251	13,786,919
58510R655	Meeder Spectrum Fund	10,552,327	265,000	792,000	146,569	654,727	10,826,623

PFG Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
47103E346	Janus Henderson Asia Equity Fund	$—	$5,261,447	$—	$—	$(32,058)	$5,229,389

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2021, were as follows:

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG Active Core Bond Strategy Fund	$159,209,059	$2,355,762	$(2,267,438)	$88,324
PFG American Funds® Conservative Income Strategy Fund	214,024,923	7,837,921	(3,108,351)	4,729,570
PFG American Funds® Growth Strategy Fund	677,760,868	194,469,529	—	194,469,529
PFG Balanced Strategy Fund	165,347,674	11,045,872	—	11,045,872
PFG BNY Mellon Diversifier Strategy Fund	161,715,270	6,111,942	—	6,111,942
PFG BR Equity ESG Strategy Fund	121,927,658	23,232,718	—	23,232,718
PFG Equity Strategy Fund	173,391,625	23,940,684	—	23,940,684
PFG Fidelity Institutional AM® Equity Index Strategy Fund	102,663,987	48,426,061	—	48,426,061
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	161,945,441	32,575,110	—	32,575,110
PFG Global Strategy Fund	21,392,454	1,205,186	—	1,205,186
PFG JP Morgan® Tactical Aggressive Strategy Fund	141,509,638	30,185,244	—	30,185,244
PFG JP Morgan® Tactical Moderate Strategy Fund	156,111,842	21,048,879	(57,474)	20,991,405
PFG Meeder Tactical Strategy Fund	88,971,763	18,840,207	—	18,840,207

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG MFS® Aggressive Growth Strategy Fund	128,197,662	43,670,798	—	43,670,798
PFG Tactical Income Strategy Fund	137,278,403	1,109,535	(202,977)	906,558

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2021 and the fiscal year ended April 30, 2020 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2021	Income	Capital Gains	Capital	Total
PFG Active Core Strategy Fund	$4,072,997	$1,369,472	$—	$5,442,469
PFG American Funds® Conservative Income Strategy Fund	2,585,671	36,108	—	2,621,779
PFG American Funds® Growth Strategy Fund	11,930,414	6,783,749	—	18,714,163
PFG Balanced Strategy Fund	1,818,514	—	—	1,818,514
PFG BNY Mellon Diversifier Strategy Fund	—	55,532	—	55,532
PFG BR Equity ESG Strategy Fund*	4,440,082	—	—	4,440,082
PFG Equity Strategy Fund	—	3,455,232	—	3,455,232
PFG Fidelity Institutional AM® Equity Index Strategy Fund*	4,455,549	76,087	—	4,531,636
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	6,835,862	2,806,833	—	9,642,695
PFG Global Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	379,840	1,066,842	—	1,446,682
PFG Meeder Tactical Strategy Fund	—	1,089,533	—	1,089,533
PFG MFS® Aggressive Growth Strategy Fund	—	7,609,890	—	7,609,890
PFG Tactical Income Strategy Fund	3,302,015	153,976	—	3,455,991

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2020	Income	Capital Gains	Capital	Total
PFG Active Core Strategy Fund	$1,938,590	$—	$4,591	$1,943,181
PFG American Funds® Conservative Income Strategy Fund	—	—	—	—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG Balanced Strategy Fund	1,718,966	728,616	1,138,606	3,586,188
PFG BNY Mellon Diversifier Strategy Fund	824,213	—	135,731	959,944
PFG BR Equity ESG Strategy Fund	—	—	—	—
PFG Equity Strategy Fund	880,479	12,350,020	973,803	14,204,302
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Global Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	723,568	—	—	723,568
PFG Meeder Tactical Strategy Fund	—	169,044	—	169,044
PFG MFS® Aggressive Growth Strategy Fund	—	1,881,827	—	1,881,827
PFG Tactical Income Strategy Fund	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $44,784 and $82,950 for fiscal year ended April 30, 2021 for the BR Equity ESG Strategy Fund and Fidelity Institutional AM® Equity Index Strategy Fund, respectively, which have been passed through to each Fund’s underlying shareholders and are deemed dividends for tax purposes.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Utilized Equalization
PFG Active Core Strategy Fund	$—
PFG American Funds® Conservative Income Strategy Fund	—
PFG American Funds® Growth Strategy Fund	4,740,072
PFG Balanced Strategy Fund	1,818,514
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Equity ESG Strategy Fund	1,201,359
PFG Equity Strategy Fund	3,455,232
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,074,468
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,806,833
PFG Global Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	863,865
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	2,363,003
PFG Tactical Income Strategy Fund	716,002

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG Active Core Strategy Fund	$1,410,135	$1,346,096	$—	$—	$—	$1,412,163	$4,168,394
PFG American Funds® Conservative Income Strategy Fund	2,208,736	1,066,653	—	—	—	2,328,393	5,603,782
PFG American Funds® Growth Strategy Fund	9,121,964	8,592,365	—	—	—	141,722,966	159,437,295
PFG Balanced Strategy Fund	2,916,382	—	—	—	—	19,974,394	22,890,776
PFG BNY Mellon Diversifier Strategy Fund	—	1,513,566	—	—	—	4,998,633	6,512,199
PFG BR Equity ESG Strategy Fund	5,335,641	—	—	—	—	30,957,687	36,293,328
PFG Equity Strategy Fund	3,562,837	800,600	—	—	—	28,838,870	33,202,307
PFG Fidelity Institutional AM® Equity Index Strategy Fund	3,677,425	—	—	—	—	41,451,071	45,128,496
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	11,511,237	96,318	—	—	—	17,967,822	29,575,377
PFG Global Strategy Fund	—	—	(123,245)	(11,186,131)	—	3,061,965	(8,247,411)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	3,933,930	—	—	—	30,297,319	34,231,249
PFG JP Morgan® Tactical Moderate Strategy Fund	—	5,572,202	—	—	—	22,819,741	28,391,943
PFG Meeder Tactical Strategy Fund	—	1,771,419	(689,061)	—	—	15,288,309	16,370,667
PFG MFS® Aggressive Growth Strategy Fund	—	7,477,803	(1,103,742)	—	—	39,026,158	45,400,219
PFG Tactical Income Strategy Fund	1,255,751	—	—	—	—	9,572,372	10,828,123

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG Active Core Strategy Fund	$—
PFG American Funds® Conservative Income Strategy Fund	—
PFG American Funds® Growth Strategy Fund	—
PFG Balanced Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Equity ESG Strategy Fund	—
PFG Equity Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Global Strategy Fund	123,245
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	689,061
PFG MFS® Aggressive Growth Strategy Fund	1,103,742
PFG Tactical Income Strategy Fund	—

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG Active Core Strategy Fund	$—	$—	$—	$477,604
PFG American Funds® Conservative Income Strategy Fund	—	—	—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG Balanced Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	—	—	3,328,945
PFG BR Equity ESG Strategy Fund	—	—	—	—
PFG Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Global Strategy Fund	7,623,173	3,562,958	11,186,131	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	3,334,880
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—	—	4,263,900
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG Tactical Income Strategy Fund	—	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses net operating losses, equalization and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended April 30, 2021 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
PFG Active Core Strategy Fund	$(7,723)	$7,723
PFG American Funds® Conservative Income Strategy Fund	(16,558)	16,558
PFG American Funds® Growth Strategy Fund	4,671,825	(4,671,825)
PFG Balanced Strategy Fund	1,880,805	(1,880,805)
PFG BNY Mellon Diversifier Strategy Fund	(33,430)	33,430
PFG BR Equity ESG Strategy Fund	1,182,307	(1,182,307)
PFG Equity Strategy Fund	3,455,232	(3,455,232)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,047,170	(1,047,170)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,786,419	(2,786,419)
PFG Global Strategy Fund	(166,331)	166,331
PFG JP Morgan® Tactical Aggressive Strategy Fund	(421,456)	421,456
PFG JP Morgan® Tactical Moderate Strategy Fund	863,865	(863,865)
PFG Meeder Tactical Strategy Fund	(978,951)	978,951
PFG MFS® Aggressive Growth Strategy Fund	1,262,242	(1,262,242)
PFG Tactical Income Strategy Fund	700,930	(700,930)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2021, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG Active Core Bond Strategy Fund	NFS	42%
PFG American Funds® Conservative Income Strategy Fund	NFS	41%
	Pershing	32%
PFG American Funds® Growth Strategy Fund	NFS	45%
PFG Balanced Strategy Fund	NFS	40%
PFG BNY Mellon Diversifier Strategy Fund	NFS	41%
PFG BR Equity ESG Strategy Fund	NFS	51%
PFG Equity Strategy Fund	NFS	54%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	48%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	NFS	49%
PFG Global Strategy Fund	NFS	48%
PFG JP Morgan® Tactical Aggressive Strategy Fund	NFS	47%
PFG JP Morgan® Tactical Moderate Strategy Fund	NFS	43%
PFG Meeder Tactical Strategy Fund	NFS	42%
PFG MFS® Aggressive Growth Strategy Fund	NFS	47%
PFG Tactical Income Strategy Fund	NFS	38%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage
Fund	Investment	of Net Assets
PFG Active Core Bond Strategy Fund	PIMCO Income Fund	29.8%
	PIMCO Total Return Fund	36.6%
PFG American Funds® Growth Strategy Fund	American – The Growth Fund of America	25.1%
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Global Real Return Fund	37.3%
	BNY Mellon Core Plus Fund	37.3%
PFG BR Equity Strategy Fund	iShare ESG Aware MSCI USA ETF	25.6%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Fidelity 500 Index Fund	58.9%
	Fidelity Global ex US Index Fund	29.4%
PFG Global Strategy Fund	iShares MSCI EAFE ETF	34.0%
PFG Meeder Tactical Strategy Fund	Meeder Balanced Fund	50.1%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board has determined based on the recommendation of the advisor of the PFG Balanced Strategy Fund, PFG Equity Strategy Fund and PFG Global Strategy Fund (the “Funds”) that it is in the best interest of each of the Funds and their shareholders that the Funds cease operations. The Board determined to close the funds and all shares were redeemed on November 30, 2021.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2021

11.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short- term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2021 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value	Value	During Period	Value	During Period
PFG Active Core Bond Strategy Fund *	2.05%	$1,000.00	$1,000.00	$10.33	$1,014.87	$10.41
PFG American Funds® Conservative Income Strategy Fund *	2.05%	$1,000.00	$1,011.50	$10.39	$1,014.87	$10.41
PFG American Funds® Growth Strategy Fund *	2.05%	$1,000.00	$1,086.30	$10.78	$1,014.87	$10.41
PFG Balanced Strategy Fund *	2.05%	$1,000.00	$1,053.60	$10.61	$1,014.87	$10.41
PFG BNY Mellon Diversifier Strategy Fund *	2.05%	$1,000.00	$1,021.30	$10.44	$1,014.87	$10.41
PFG BR Equity ESG Strategy Fund *	2.05%	$1,000.00	$1,066.40	$10.68	$1,014.87	$10.41
PFG Equity Strategy Fund *	2.05%	$1,000.00	$1,071.90	$10.71	$1,014.87	$10.41
PFG Fidelity Institutional AM® Equity Index Strategy Fund *	2.05%	$1,000.00	$1,063.70	$10.66	$1,014.87	$10.41
PFG Fidelity Institutional AM® Equity Sector Strategy Fund *	2.05%	$1,000.00	$1,097.10	$10.84	$1,014.87	$10.41
PFG Global Strategy Fund *	2.05%	$1,000.00	$1,039.80	$10.54	$1,014.87	$10.41
PFG JP Morgan® Tactical Aggressive Strategy Fund *	2.05%	$1,000.00	$1,043.90	$10.56	$1,014.87	$10.41
PFG JP Morgan® Tactical Moderate Strategy Fund *	2.05%	$1,000.00	$1,025.60	$10.47	$1,014.87	$10.41
PFG Meeder Tactical Strategy Fund *	2.05%	$1,000.00	$1,038.80	$10.53	$1,014.87	$10.41
PFG MFS® Aggressive Growth Strategy Fund *	2.05%	$1,000.00	$1,071.80	$10.71	$1,014.87	$10.41
PFG Tactical Income Strategy Fund *	2.05%	$1,000.00	$1,028.50	$10.48	$1,014.87	$10.41

*	Expenses Paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the full six-month period).

THE PACIFIC FINANCIAL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM
October 31, 2021 (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Pacific Financial-SAR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/6/22

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 1/6/22